Accumulated Other Comprehensive Income	12 Months Ended
Dec. 31, 2024
Accumulated Other Comprehensive Income Loss [Abstract]
Accumulated Other Comprehensive Income

16.ACCUMULATED OTHER COMPREHENSIVE INCOME

The accumulated other comprehensive income balance consists of:

	At December 31	At December 31
(in thousands)	2024	2023

Cumulative foreign currency translation	$460	$456
Experience gains-post employment liability
Gross	1,847	1,847
Tax effect	(485)	(485)
	$1,822	$1,818